          Payden Absolute Return Bond Fund

Schedule of Investments - January 31, 2021 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (27%)
143,330	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD
	+ 0.840%), 1.05%, 7/25/27 (a)(b)	$143
600,000	Allegro CLO II-S Ltd. 144A, (3 mo. LIBOR USD
	+ 1.080%), 1.30%, 10/21/28 (a)(b)	601
1,450,000	Allegro CLO XII Ltd. 144A, (3 mo. LIBOR USD
	+ 3.600%), 3.82%, 1/21/32 (a)(b)	1,454
1,367,499	Apidos CLO XXI 144A, (3 mo. LIBOR USD
	+ 0.930%), 1.15%, 7/18/27 (a)(b)	1,367
650,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD
	+ 2.450%), 2.67%, 7/18/27 (a)(b)	646
3,000,000	Arbor Realty Commercial Real Estate Notes
	2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.500%), 1.63%, 5/15/37 (a)(b)	3,001
1,700,000	Arbor Realty Commercial Real Estate Notes
	2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.700%), 1.83%, 5/15/37 (a)(b)	1,701
1,500,000	Arbor Realty Commercial Real Estate Notes
	2019-FL2 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.750%), 1.88%, 9/15/34 (a)(b)	1,502
2,189,000	Arbys Funding LLC 144A, 3.24%, 7/30/50 (b)	2,251
1,700,000	Atlas Senior Loan Fund Ltd. 144A, (3 mo.
	LIBOR USD + 1.300%), 1.52%, 1/16/30 (a)(b)	1,700
2,258,067	Avery Point VI CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.050%), 1.25%, 8/05/27 (a)(b)	2,258
2,400,000	Bain Capital Credit CLO 2020-3 Ltd. 144A, (3
	mo. LIBOR USD + 1.380%),
	1.64%, 10/23/32 (a)(b)	2,403
1,600,000	Bain Capital Credit CLO 2020-3 Ltd. 144A, (3
	mo. LIBOR USD + 1.900%),
	2.16%, 10/23/32 (a)(b)	1,605
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR
	USD + 3.250%), 3.47%, 7/20/28 (a)(b)	372
1,750,000	Battalion CLO 18 Ltd. 144A, (3 mo. LIBOR
	USD + 4.000%), 4.24%, 10/15/32 (a)(b)	1,754
299,997	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.400%), 1.53%, 12/15/35 (a)(b)	301
1,450,000	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.700%), 2.83%, 12/15/35 (a)(b)	1,448
1,500,000	BDS 2019-FL4 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 1.23%, 8/15/36 (a)(b)	1,504
2,200,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.150%), 1.28%, 2/16/37 (a)(b)	2,206
2,350,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.350%), 1.48%, 2/16/37 (a)(b)	2,352
2,100,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.800%), 1.93%, 2/16/37 (a)(b)	2,099
450,000	Blackrock European CLO III DAC 144A, (3 mo.
	EURIBOR + 0.850%), 0.85%, 4/15/30
	EUR (a)(b)(c)	548
1,300,000	Blackrock European CLO V DAC, (3 mo.
	EURIBOR + 1.100%), 1.10%, 7/16/31
	EUR (a)(c)(d)	1,568

Principal or Shares	Security Description	Value (000)

1,858,737	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo.
	LIBOR USD + 1.230%), 1.45%, 1/20/29 (a)(b)	$1,859
3,300,000	Bosphorus CLO V DAC 144A, (3 mo.
	EURIBOR + 1.010%), 1.01%, 12/12/32
	EUR (a)(b)(c)	4,012
600,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.300%), 1.43%, 9/15/35 (a)(b)	599
450,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.600%), 1.73%, 9/15/35 (a)(b)	449
400,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 2.100%), 2.23%, 9/15/35 (a)(b)	394
350,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 2.750%), 2.88%, 9/15/35 (a)(b)	343
1,925,000	Carlyle C17 CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 2.800%), 3.01%, 4/30/31 (a)(b)	1,864
356,768	Carlyle Global Market Strategies Euro CLO
	2015-2 DAC 144A, (3 mo. EURIBOR
	+ 0.730%), 0.73%, 9/21/29 EUR (a)(b)(c)	433
1,631,386	CARS-DB4 LP 144A, 2.69%, 2/15/50 (b)	1,699
1,199,250	CARS-DB4 LP 144A, 3.19%, 2/15/50 (b)	1,236
2,800,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (b)	2,917
1,000,000	CARS-DB4 LP 144A, 4.52%, 2/15/50 (b)	1,044
970,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (b)	1,008
1,410,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.230%), 1.46%, 6/09/30 (a)(b)	1,410
1,950,000	Cedar Funding VI CLO Ltd. 144A, (3 mo.
	LIBOR USD + 1.090%), 1.31%, 10/20/28 (a)(b)	1,951
500,000	Cedar Funding VI CLO Ltd. 144A, (3 mo.
	LIBOR USD + 1.600%), 1.82%, 10/20/28 (a)(b)	502
350,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo.
	LIBOR USD + 2.900%), 3.12%, 4/24/31 (a)(b)	349
2,163,834	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR
	USD + 0.860%), 1.08%, 10/25/27 (a)(b)	2,157
700,000	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR
	USD + 2.950%), 3.17%, 10/25/27 (a)(b)	684
1,100,000	Clarinda Park CLO DAC 144A, (3 mo.
	EURIBOR + 0.900%), 0.90%, 11/15/29
	EUR (a)(b)(c)	1,335
1,450,000	Clarinda Park CLO DAC 144A, (3 mo.
	EURIBOR + 1.600%), 1.60%, 11/15/29
	EUR (a)(b)(c)	1,760
250,000	Columbia Cent CLO 27 Ltd. 144A, (3 mo.
	LIBOR USD + 1.600%), 1.82%, 10/25/28 (a)(b)	251
832,742	CoreVest American Finance 2018-2 Trust 144A,
	4.03%, 11/15/52 (b)	896
211,288	Countrywide Asset-Backed Certificates,
	4.52%, 10/25/46 (e)	211
300,000	CVC Cordatus Loan Fund III DAV 144A, (3 mo.
	EURIBOR + 2.550%), 2.55%, 8/15/32
	EUR (a)(b)(c)	364
1,653,250	DB Master Finance LLC 144A,
	3.63%, 11/20/47 (b)	1,698
691,250	DB Master Finance LLC 144A,
	3.79%, 5/20/49 (b)	714
2,193,170	Domino’s Pizza Master Issuer LLC 144A,
	3.08%, 7/25/47 (b)	2,215

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

799,685	Drive Auto Receivables Trust 2018-1,
	3.81%, 5/15/24	$815
3,700,000	Drive Auto Receivables Trust 2019-2,
	3.69%, 8/17/26	3,896
1,000,000	Drive Auto Receivables Trust 2019-3,
	3.18%, 10/15/26	1,044
1,078,000	Driven Brands Funding 2019-1A LLC 144A,
	4.64%, 4/20/49 (b)	1,151
2,039,750	Driven Brands Funding 2020-1A LLC 144A,
	3.79%, 7/20/50 (b)	2,117
1,950,000	Driven Brands Funding 2020-2A LLC 144A,
	3.24%, 1/20/51 (b)	2,009
2,200,000	Dryden 33 Senior Loan Fund 144A, (3 mo.
	LIBOR USD + 3.650%), 3.89%, 4/15/29 (a)(b)	2,200
4,150,000	Dryden 36 Senior Loan Fund 144A, (3 mo.
	LIBOR USD + 1.450%), 1.69%, 4/15/29 (a)(b)	4,140
650,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo.
	EURIBOR + 0.870%), 0.87%, 10/15/31
	EUR (a)(b)(c)	792
945,000	First Investors Auto Owner Trust 2019-1 144A,
	3.55%, 4/15/25 (b)	985
2,000,000	First Investors Auto Owner Trust 2019-2 144A,
	2.80%, 12/15/25 (b)	2,070
2,150,000	FirstKey Homes 2020-SFR2 Trust 144A,
	1.27%, 10/19/37 (b)	2,165
1,062,163	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR
	USD + 0.790%), 1.01%, 11/15/26 (a)(b)	1,062
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.300%), 1.43%, 2/22/36 (a)(b)	501
600,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.600%), 1.73%, 2/22/36 (a)(b)	601
800,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.900%), 2.03%, 2/22/36 (a)(b)	800
1,700,000	Grand Avenue CRE 2019-FL1 144A, (1 mo.
	LIBOR USD + 1.500%), 1.63%, 6/15/37 (a)(b)	1,704
2,800,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.550%), 1.68%, 9/15/28 (a)(b)	2,716
250,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.150%), 2.28%, 9/15/28 (a)(b)	238
2,450,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.650%), 2.78%, 9/15/28 (a)(b)	2,440
2,100,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 1.180%),
	1.31%, 9/15/37 (a)(b)	2,109
2,300,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 2.400%),
	2.53%, 9/15/37 (a)(b)	2,279
2,000,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 2.750%),
	2.88%, 9/15/37 (a)(b)	1,810
2,300,000	Greywolf CLO IV Ltd. 144A, (3 mo. LIBOR
	USD + 1.950%), 2.17%, 4/17/30 (a)(b)	2,320

Principal or Shares	Security Description	Value (000)

1,000,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.650%), 1.87%, 1/20/30 (a)(b)	$1,001
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd.
	144A, (3 mo. LIBOR USD + 1.650%),
	1.87%, 7/25/27 (a)(b)	502
2,300,000	Henley CLO I DAC 144A, (3 mo. EURIBOR
	+ 1.140%), 1.14%, 7/15/32 EUR (a)(b)(c)	2,804
1,300,000	Henley CLO I DAC 144A, (3 mo. EURIBOR
	+ 1.800%), 1.80%, 7/15/32 EUR (a)(b)(c)	1,583
778,502	Hunt CRE 2017-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.000%), 1.13%, 8/15/34 (a)(b)	779
250,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.080%), 1.21%, 8/15/28 (a)(b)	251
450,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 2.350%), 2.48%, 8/15/28 (a)(b)	450
2,400,000	ICG U.S. CLO 2015-2R Ltd. 144A, (3 mo.
	LIBOR USD + 1.370%), 1.59%, 1/16/33 (a)(b)	2,407
400,000	ICG U.S. CLO 2017-1 Ltd. 144A, (3 mo. LIBOR
	USD + 1.650%), 1.87%, 4/28/29 (a)(b)	402
593,763	Invitation Homes 2018-SFR3 Trust 144A, (1
	mo. LIBOR USD + 1.000%),
	1.13%, 7/17/37 (a)(b)	598
6,497	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD
	+ 0.950%), 1.17%, 4/21/25 (a)(b)	6
250,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD
	+ 1.450%), 1.67%, 4/21/25 (a)(b)	250
550,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 1.23%, 6/15/36 (a)(b)	552
300,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.350%), 1.48%, 6/15/36 (a)(b)	301
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.600%), 1.73%, 6/15/36 (a)(b)	201
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.000%), 2.13%, 6/15/36 (a)(b)	200
3,000,000	KVK CLO 2016-1 Ltd. 144A, (3 mo. LIBOR
	USD + 2.000%), 2.24%, 1/15/29 (a)(b)	3,000
1,244,143	LCM XVIII LP 144A, (3 mo. LIBOR USD
	+ 1.240%), 1.48%, 7/15/27 (a)(b)	1,245
950,000	LCM XVIII LP 144A, (3 mo. LIBOR USD
	+ 1.750%), 1.99%, 7/15/27 (a)(b)	951
800,000	LMREC 2019-CRE3 Inc. 144A, (1 mo. LIBOR
	USD + 1.400%), 1.53%, 12/22/35 (a)(b)	800
650,773	LoanCore 2018-CRE1 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.130%), 1.26%, 5/15/28 (a)(b)	651
1,300,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.500%), 1.63%, 5/15/36 (a)(b)	1,300
755,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 0.950%), 1.17%, 4/19/30 (a)(b)	755
1,340,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 2.850%), 3.07%, 4/19/30 (a)(b)	1,316
3,250,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD
	+ 0.800%), 1.04%, 1/15/28 (a)(b)	3,238
721,782	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.150%), 1.28%, 6/15/28 (a)(b)	723

          Payden Absolute Return Bond Fund  continued

Principal or Shares	Security Description	Value (000)

150,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.550%), 1.68%, 6/15/28 (a)(b)	$150
583,639	Neuberger Berman CLO XVI-S Ltd. 144A, (3
	mo. LIBOR USD + 0.850%),
	1.09%, 1/15/28 (a)(b)	583
3,500,000	Neuberger Berman Loan Advisers CLO 24 Ltd.
	144A, (3 mo. LIBOR USD + 1.020%),
	1.24%, 4/19/30 (a)(b)	3,497
1,000,000	NLY Commercial Mortgage Trust 2019-FL2
	144A, (1 mo. LIBOR USD + 1.600%),
	1.73%, 2/15/36 (a)(b)	1,000
2,700,000	Oak Street Investment Grade Net Lease Fund
	Series 2020-1 144A, 3.39%, 11/20/50 (b)	2,818
3,988,374	Oak Street Investment Grade Net Lease Fund
	Series 2020-1A 144A, 1.85%, 11/20/50 (b)	4,081
1,900,000	Oak Street Investment Grade Net Lease Fund
	Series 2021-1 144A, 2.80%, 1/20/51 (b)	1,930
2,200,000	Oaktree CLO 2020-1 Ltd. 144A, (3 mo. LIBOR
	USD + 2.000%), 2.24%, 7/15/29 (a)(b)	2,210
1,600,000	Ocean Trails Clo X 144A, (3 mo. LIBOR USD
	+ 1.550%), 1.74%, 10/15/31 (a)(b)	1,602
2,350,000	OCP CLO 2013-4 Ltd. 144A, (3 mo. LIBOR
	USD + 1.450%), 1.67%, 4/24/29 (a)(b)	2,345
400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR
	USD + 2.900%), 3.12%, 4/26/31 (a)(b)	390
516,802	Octagon Investment Partners XXIII Ltd. 144A,
	(3 mo. LIBOR USD + 0.850%),
	1.09%, 7/15/27 (a)(b)	516
1,100,000	OneMain Financial Issuance Trust 2019-1 144A,
	4.22%, 2/14/31 (b)	1,142
2,099,984	OZLM VII Ltd. 144A, (3 mo. LIBOR USD
	+ 1.010%), 1.23%, 7/17/29 (a)(b)	2,098
1,500,000	OZLM VIII Ltd. 144A, (3 mo. LIBOR USD
	+ 2.200%), 2.42%, 10/17/29 (a)(b)	1,501
450,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD
	+ 1.600%), 1.81%, 4/30/27 (a)(b)	451
1,400,000	OZLME BV, (3 mo. EURIBOR + 2.350%),
	2.35%, 1/18/30 EUR (a)(c)(d)	1,703
1,950,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo.
	LIBOR USD + 1.400%), 1.64%, 5/21/29 (a)(b)	1,950
3,150,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo.
	LIBOR USD + 3.150%), 3.36%, 5/21/29 (a)(b)	3,097
2,250,000	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 1.350%),
	1.57%, 2/20/28 (a)(b)	2,237
2,900,000	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 2.500%),
	2.72%, 2/20/28 (a)(b)	2,911
2,100,000	Pikes Peak CLO 6 144A, (3 mo. LIBOR USD
	+ 4.040%), 4.26%, 8/18/30 (a)(b)	2,109
742,900	Planet Fitness Master Issuer 2018-1A LLC 144A,
	4.26%, 9/05/48 (b)	746
1,955,000	Planet Fitness Master Issuer 2018-1A LLC 144A,
	4.67%, 9/05/48 (b)	1,982

Principal or Shares	Security Description	Value (000)

400,000	Progress Residential 2018-SFR3 Trust 144A,
	4.08%, 10/17/35 (b)	$409
1,250,000	Progress Residential 2019-SFR2 Trust 144A,
	3.79%, 5/17/36 (b)	1,291
2,350,000	Progress Residential 2019-SFR4 Trust 144A,
	2.94%, 10/17/36 (b)	2,429
1,800,000	Providus CLO IV DAC 144A, (3 mo. EURIBOR
	+ 1.450%), 1.45%, 7/20/31 EUR (a)(b)(c)	2,195
1,850,000	Regatta Funding LP 2013-2A 144A, (3 mo.
	LIBOR USD + 1.250%), 1.49%, 1/15/29 (a)(b)	1,853
1,500,000	Regatta Funding LP 2013-2A 144A, (3 mo.
	LIBOR USD + 1.850%), 2.09%, 1/15/29 (a)(b)	1,514
850,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR
	USD + 1.060%), 1.30%, 12/20/28 (a)(b)	850
300,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR
	USD + 2.000%), 2.24%, 12/20/28 (a)(b)	300
2,250,000	RR 6 Ltd. 144A, (3 mo. LIBOR USD
	+ 1.600%), 1.84%, 4/15/30 (a)(b)	2,260
1,200,000	Santander Drive Auto Receivables Trust 2019-2,
	3.22%, 7/15/25	1,249
1,800,000	Sculptor CLO XXV Ltd. 144A, (3 mo. LIBOR
	USD + 1.900%), 0.00%, 1/15/31 (a)(b)(f)	1,800
401,128	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo.
	LIBOR USD + 0.920%), 1.14%, 10/20/27 (a)(b)	401
2,950,000	St Paul’s CLO IX DAC, (3 mo. EURIBOR
	+ 0.820%), 0.82%, 11/15/30 EUR (a)(c)(d)	3,580
3,450,000	St Paul’s CLO XII DAC 144A, (3 mo.
	EURIBOR + 0.920%), 0.92%, 4/15/33
	EUR (a)(b)(c)	4,200
2,400,000	Stack Infrastructure Issuer 2020-1A LLC 144A,
	1.89%, 8/25/45 (b)	2,433
1,700,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.080%), 1.21%, 7/15/38 (a)(b)	1,701
2,295,388	Symphony CLO XIV Ltd. 144A, (3 mo. LIBOR
	USD + 0.950%), 1.18%, 7/14/26 (a)(b)	2,299
1,811,226	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR
	USD + 0.880%), 1.12%, 4/15/28 (a)(b)	1,809
500,000	Symphony CLO XVII Ltd., (3 mo. LIBOR USD
	+ 2.650%), 2.89%, 4/15/28 (a)(d)	502
450,000	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR
	USD + 2.650%), 2.89%, 4/15/28 (a)(b)	452
3,332,000	Taco Bell Funding 2018-1A LLC 144A,
	4.32%, 11/25/48 (b)	3,385
20,602	Thacher Park CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.160%), 1.38%, 10/20/26 (a)(b)	21
999,792	TPG Real Estate Finance 2018-FL2 Issuer Ltd.
	144A, (1 mo. LIBOR USD + 1.130%),
	1.26%, 11/15/37 (a)(b)	1,001
250,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd.
	144A, (1 mo. LIBOR USD + 2.300%),
	2.43%, 11/15/37 (a)(b)	250
900,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 0.890%), 1.13%, 4/15/29 (a)(b)	899
2,400,000	Vantage Data Centers 2020-1A LLC 144A,
	1.65%, 9/15/45 (b)	2,415

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,600,000	VB-S1 Issuer 2020-1A LLC 144A,
	3.03%, 6/15/50 (b)	$1,689
671,905	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR
	USD + 0.880%), 1.12%, 4/15/27 (a)(b)	670
2,262,716	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.180%), 1.40%, 10/20/28 (a)(b)	2,264
2,800,000	Voya CLO 2019-1 Ltd. 144A, (3 mo. LIBOR
	USD + 1.060%), 1.30%, 4/15/31 (a)(b)	2,806
2,425,000	Wendy’s Funding 2018-1A LLC 144A,
	3.57%, 3/15/48 (b)	2,497
868,500	Wendy’s Funding 2019-1A LLC 144A,
	3.78%, 6/15/49 (b)	925
550,000	Westlake Automobile Receivables Trust 2018-3
	144A, 4.00%, 10/16/23 (b)	567
4,600,000	Westlake Automobile Receivables Trust 2019-1
	144A, 3.67%, 3/15/24 (b)	4,774
3,400,000	Westlake Automobile Receivables Trust 2019-3
	144A, 2.72%, 11/15/24 (b)	3,509
98,602	Wind River 2015-2 CLO Ltd. 144A, (3 mo.
	LIBOR USD + 0.870%), 1.11%, 10/15/27 (a)(b)	98
2,700,000	Wingstop Funding 2020-1A LLC 144A,
	2.84%, 12/05/50 (b)	2,788
Total Asset Backed (Cost - $240,458)		244,502
Bank Loans(g) (1%)
1,683,000	1011778 BC ULC Term Loan B 1L, (LIBOR
	USD 1-Month + 1.750%), 1.90%, 11/19/26	1,674
657,049	Axalta Coating Systems U.S. Holdings Inc. Term
	Loan B3 1L, (LIBOR USD 3-Month + 1.750%),
	2.00%, 6/01/24	656
1,979,644	Beacon Roofing Supply Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 2.250%),
	2.40%, 1/02/25	1,977
1,050,779	Charter Communications Operating LLC Term
	Loan B2 1L, (LIBOR USD 1-Month + 1.750%),
	1.90%, 2/01/27	1,051
900,000	Froneri Lux FinCo SARL Term Loan B 1L, (1 mo.
	EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (c)	1,086
96,000	Hilton Worldwide Finance LLC Term Loan B2
	1L, (LIBOR USD 1-Month + 1.750%),
	1.88%, 6/22/26	96
1,283,204	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 1.90%, 6/27/23	1,275
400,000	United Natural Foods Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 3.500%),
	3.50%, 10/22/25	401
1,750,000	United Natural Foods Inc. Term Loan B 1L,
	(LIBOR USD 3-Month + 4.250%),
	4.40%, 10/22/25	1,756
1,719,221	Wyndham Hotels & Resorts Inc. Term Loan B
	1L, (LIBOR USD 1-Month + 1.750%),
	1.90%, 5/30/25	1,711
Total Bank Loans (Cost - $11,564)		11,683
Corporate Bond (29%)
800,000	1011778 BC ULC/New Red Finance Inc. 144A,
	3.50%, 2/15/29 (b)	800

Principal or Shares	Security Description	Value (000)

3,000,000	1MDB Global Investments Ltd.,
	4.40%, 3/09/23 (d)	$3,004
2,700,000	7-Eleven Inc. 144A, 0.80%, 2/10/24 (b)	2,704
1,800,000	7-Eleven Inc. 144A, 0.95%, 2/10/26 (b)	1,801
1,100,000	7-Eleven Inc. 144A, 2.50%, 2/10/41 (b)	1,085
800,000	7-Eleven Inc. 144A, 2.80%, 2/10/51 (b)	790
450,000	AA Bond Co. Ltd. 144A, 6.50%, 1/31/26
	GBP (b)(c)	629
2,150,000	AbbVie Inc., 2.60%, 11/21/24	2,297
1,000,000	AbbVie Inc., 5.00%, 12/15/21	1,029
850,000	ACI Worldwide Inc. 144A, 5.75%, 8/15/26 (b)	899
2,230,000	ADCB Finance Cayman Ltd. 144A,
	4.00%, 3/29/23 (b)	2,379
450,000	ADCB Finance Cayman Ltd., 4.00%, 3/29/23 (d)	480
1,050,000	Aker BP ASA 144A, 2.88%, 1/15/26 (b)	1,082
2,900,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons
	LP/Albertsons LLC 144A, 3.25%, 3/15/26 (b)	2,925
430,000	Alcoa Nederland Holding BV 144A,
	6.75%, 9/30/24 (b)	447
1,900,000	Anheuser-Busch InBev Worldwide Inc.,
	4.15%, 1/23/25	2,148
1,000,000	ANZ New Zealand Int’l Ltd. 144A,
	3.40%, 3/19/24 (b)	1,089
1,150,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	1,239
2,300,000	AstraZeneca PLC, 0.70%, 4/08/26	2,267
3,050,000	AT&T Inc., 0.25%, 3/04/26 EUR (c)	3,723
1,500,000	AT&T Inc., 2.30%, 6/01/27	1,584
2,314,000	AT&T Inc. 144A, 2.55%, 12/01/33 (b)	2,310
270,000	Athene Global Funding 144A,
	4.00%, 1/25/22 (b)	279
800,000	Aviation Capital Group LLC 144A, (3 mo.
	LIBOR USD + 0.950%), 1.18%, 6/01/21 (a)(b)	799
109,000	Avolon Holdings Funding Ltd. 144A,
	3.63%, 5/01/22 (b)	112
1,100,000	Axalta Coating Systems LLC 144A,
	3.38%, 2/15/29 (b)	1,083
2,200,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	2,253
970,000	Banco Bradesco SA 144A, 3.20%, 1/27/25 (b)	1,009
690,000	Banco de Credito del Peru 144A,
	2.70%, 1/11/25 (b)	721
1,060,000	Banco Internacional del Peru SAA Interbank
	144A, 3.25%, 10/04/26 (b)	1,133
1,200,000	Banco Santander SA, 2.71%, 6/27/24	1,280
2,500,000	Bank of America Corp., (U.S. Secured Overnight
	Financing Rate + 0.910%), 0.98%, 9/25/25 (a)	2,521
1,300,000	Bank of America Corp., (U.S. Secured Overnight
	Financing Rate + 1.010%), 1.20%, 10/24/26 (a)	1,312
2,900,000	Bank of America Corp., (U.S. Secured Overnight
	Financing Rate + 1.150%), 1.32%, 6/19/26 (a)	2,936
1,200,000	Bayer U.S. Finance II LLC 144A,
	3.88%, 12/15/23 (b)	1,309
1,300,000	Becton Dickinson Euro Finance Sarl,
	0.63%, 6/04/23 EUR (c)	1,601
2,550,000	BPCE SA 144A, 2.38%, 1/14/25 (b)	2,685
1,500,000	CAB SELAS 144A, 3.38%, 2/01/28 EUR (b)(c)	1,820
2,500,000	CaixaBank SA, 0.63%, 10/01/24 EUR (c)(d)	3,086

          Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
2,200,000	Capital One Financial Corp., 0.80%, 6/12/24
	EUR (c)	$2,735
240,000	CCO Holdings LLC/CCO Holdings Capital Corp.
	144A, 4.00%, 3/01/23 (b)	243
1,055,000	CDW LLC/CDW Finance Corp.,
	5.50%, 12/01/24	1,162
1,600,000	Cellnex Telecom SA, 1.88%, 6/26/29 EUR (c)	1,984
1,000,000	Centene Corp., 3.38%, 2/15/30	1,049
320,000	Charter Communications Operating LLC/Charter
	Communications Operating Capital,
	4.50%, 2/01/24	355
900,000	Chubb INA Holdings Inc., 0.30%, 12/15/24
	EUR (c)	1,106
575,000	CIT Group Inc., 4.75%, 2/16/24	631
2,300,000	Citigroup Inc., (U.S. Secured Overnight
	Financing Rate + 1.667%), 1.68%, 5/15/24 (a)	2,360
1,800,000	Citigroup Inc., (U.S. Secured Overnight
	Financing Rate + 0.867%), 2.31%, 11/04/22 (a)	1,825
750,000	Citigroup Inc., 2.70%, 10/27/22	779
1,200,000	Citigroup Inc., 2.90%, 12/08/21	1,224
1,500,000	CNX Midstream Partners LP/CNX Midstream
	Finance Corp. 144A, 6.50%, 3/15/26 (b)	1,541
1,952,000	Covanta Holding Corp., 5.88%, 7/01/25	2,032
695,000	Credit Suisse Group AG 144A, (U.S. Secured
	Overnight Financing Rate + 1.560%),
	2.59%, 9/11/25 (a)(b)	733
3,750,000	CVS Health Corp., 1.30%, 8/21/27	3,759
1,200,000	Danaher Corp., 1.70%, 3/30/24 EUR (c)	1,540
750,000	DH Europe Finance II Sarl, 0.20%, 3/18/26
	EUR (c)	918
650,000	Dollar Tree Inc., 3.70%, 5/15/23	695
1,200,000	El Corte Ingles SA 144A, 3.63%, 3/15/24
	EUR (b)(c)	1,520
1,500,000	Enel Finance International NV 144A,
	4.63%, 9/14/25 (b)	1,730
205,000	Energy Transfer Operating LP, 3.60%, 2/01/23	214
250,000	Energy Transfer Operating LP, 4.20%, 9/15/23	269
325,000	Energy Transfer Operating LP, 4.25%, 3/15/23	345
1,400,000	Energy Transfer Partners LP/Regency Energy
	Finance Corp., 5.00%, 10/01/22	1,481
757,000	EQM Midstream Partners LP, 4.75%, 7/15/23	785
1,100,000	Equinix Inc., 1.25%, 7/15/25	1,113
500,000	Equinix Inc., 1.80%, 7/15/27	513
2,050,000	Experian Finance PLC, 1.38%, 6/25/26
	EUR (c)(d)	2,676
1,350,000	Fidelity National Information Services Inc.,
	0.75%, 5/21/23 EUR (c)	1,671
1,800,000	Fiserv Inc., 2.75%, 7/01/24	1,928
990,000	Five Corners Funding Trust 144A,
	4.42%, 11/15/23 (b)	1,097
800,000	Ford Motor Co., 8.50%, 4/21/23	897
1,350,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,367
1,400,000	Ford Motor Credit Co. LLC, 3.34%, 3/18/21	1,403
700,000	Ford Motor Credit Co. LLC, 3.35%, 11/01/22	712
1,800,000	Ford Motor Credit Co. LLC, 3.37%, 11/17/23	1,840
1,600,000	FS KKR Capital Corp. II 144A,
	4.25%, 2/14/25 (b)	1,628
900,000	General Motors Co., 5.40%, 10/02/23	1,007
1,000,000	General Motors Co., 6.13%, 10/01/25	1,206

Principal or Shares	Security Description	Value (000)
1,900,000	General Motors Financial Co. Inc.,
	1.25%, 1/08/26	$1,894
1,950,000	General Motors Financial Co. Inc.,
	2.90%, 2/26/25	2,083
1,350,000	General Motors Financial Co. Inc.,
	3.55%, 7/08/22	1,406
2,485,000	Gilead Sciences Inc., 1.20%, 10/01/27	2,484
700,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD
	+ 0.821%), 2.88%, 10/31/22 (a)	713
1,700,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	1,875
600,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	653
581,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	612
1,000,000	Grifols SA 144A, 1.63%, 2/15/25 EUR (b)(c)	1,213
550,000	Honeywell International Inc., 0.10%, 3/10/24
	EUR (c)(f)	671
900,000	Humana Inc., 2.90%, 12/15/22	940
2,600,000	Hyundai Capital America 144A,
	1.30%, 1/08/26 (b)	2,595
2,000,000	Hyundai Capital America 144A,
	1.80%, 1/10/28 (b)	1,990
2,050,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.38%, 12/15/25	2,125
1,600,000	Indonesia Asahan Aluminium Persero PT 144A,
	4.75%, 5/15/25 (b)	1,774
1,800,000	Indonesia Asahan Aluminium Persero PT 144A,
	5.23%, 11/15/21 (b)(h)	1,866
1,300,000	Indonesia Asahan Aluminium Persero PT 144A,
	5.71%, 11/15/23 (b)	1,446
330,000	ING Groep NV, 4.10%, 10/02/23	361
2,400,000	International Flavors & Fragrances Inc.,
	1.80%, 9/25/26 EUR (c)	3,152
1,100,000	ISS Global A/S, 0.88%, 6/18/26 EUR (c)(d)	1,338
2,250,000	Itau Unibanco Holding SA 144A,
	2.90%, 1/24/23 (b)	2,303
2,600,000	JPMorgan Chase & Co., (U.S. Secured Overnight
	Financing Rate + 0.695%), 1.04%, 2/04/27 (a)	2,599
2,100,000	JPMorgan Chase & Co., (U.S. Secured Overnight
	Financing Rate + 1.850%), 2.08%, 4/22/26 (a)	2,196
800,000	JPMorgan Chase & Co., (3 mo. LIBOR USD
	+ 1.000%), 4.02%, 12/05/24 (a)	878
320,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco
	Bell of America LLC 144A, 4.75%, 6/01/27 (b)	337
1,200,000	Kraft Heinz Foods Co., 3.88%, 5/15/27	1,314
2,100,000	Logicor Financing Sarl, 1.63%, 7/15/27
	EUR (c)(d)	2,713
1,300,000	Lowe’s Cos. Inc., 4.00%, 4/15/25	1,469
1,500,000	Lumen Technologies Inc., 5.80%, 3/15/22	1,569
2,200,000	Macquarie Group Ltd. 144A, (U.S. Secured
	Overnight Financing Rate + 1.069%),
	1.34%, 1/12/27 (a)(b)	2,214
1,715,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.023%), 3.19%, 11/28/23 (a)(b)	1,795
2,000,000	Medtronic Global Holdings SCA,
	0.38%, 10/15/28 EUR (c)	2,482
830,000	MercadoLibre Inc., 2.38%, 1/14/26	837
450,000	Meritage Homes Corp., 7.00%, 4/01/22	479

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,500,000	Microchip Technology Inc. 144A,
	0.97%, 2/15/24 (b)	$1,502
900,000	Microchip Technology Inc. 144A,
	2.67%, 9/01/23 (b)	942
2,000,000	Mitsubishi UFJ Financial Group Inc.,
	2.19%, 2/25/25	2,101
2,000,000	Morgan Stanley, (3 mo. EURIBOR + 0.867%),
	0.50%, 10/26/29 EUR (a)(c)	2,453
700,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%),
	0.64%, 7/26/24 EUR (a)(c)	864
1,500,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 1.990%), 2.19%, 4/28/26 (a)	1,575
520,000	National Fuel Gas Co., 4.90%, 12/01/21	533
1,050,000	National Fuel Gas Co., 5.50%, 1/15/26	1,221
1,180,000	Nissan Motor Acceptance Corp. 144A,
	3.15%, 3/15/21 (b)	1,184
1,550,000	Nissan Motor Co. Ltd. 144A, 3.04%, 9/15/23 (b)	1,629
1,300,000	Northriver Midstream Finance LP 144A,
	5.63%, 2/15/26 (b)	1,333
2,000,000	Nutrition & Biosciences Inc. 144A,
	1.23%, 10/01/25 (b)	2,013
1,200,000	Otis Worldwide Corp., 2.06%, 4/05/25	1,265
900,000	Owl Rock Capital Corp., 3.40%, 7/15/26	923
61,000	Park Aerospace Holdings Ltd. 144A,
	5.25%, 8/15/22 (b)	64
1,300,000	Penske Automotive Group Inc., 3.50%, 9/01/25	1,331
1,800,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 1.20%, 11/15/25 (b)	1,810
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 3.45%, 7/01/24 (b)	1,088
2,600,000	Perusahaan Listrik Negara PT,
	4.13%, 5/15/27 (d)	2,857
1,300,000	Petrobras Global Finance BV, 5.60%, 1/03/31	1,451
1,950,000	Petrobras Global Finance BV, 8.75%, 5/23/26	2,576
1,100,000	Petroleos Mexicanos, 2.50%, 8/21/21 EUR (c)(d)	1,341
900,000	Petroleos Mexicanos, 5.13%, 3/15/23 EUR (c)(d)	1,134
1,300,000	PTC Inc. 144A, 3.63%, 2/15/25 (b)	1,335
565,000	Range Resources Corp., 4.88%, 5/15/25	554
48,000	Reynolds Group Issuer Inc./Reynolds Group
	Issuer LLC/Reynolds Group Issuer Lu 144A,
	5.13%, 7/15/23 (b)	49
1,500,000	Royalty Pharma PLC 144A, 1.75%, 9/02/27 (b)	1,531
1,850,000	Ryder System Inc., 2.50%, 9/01/24	1,962
1,700,000	Sabine Pass Liquefaction LLC, 5.63%, 3/01/25	1,983
460,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	526
1,300,000	Saudi Arabian Oil Co. 144A,
	1.63%, 11/24/25 (b)	1,325
800,000	SBA Communications Corp. 144A,
	3.13%, 2/01/29 (b)	801
455,000	SBA Communications Corp., 4.00%, 10/01/22	461
1,150,000	Seagate HDD Cayman 144A, 3.13%, 7/15/29 (b)	1,116
1,100,000	Shire Acquisitions Investments Ireland DAC,
	2.88%, 9/23/23	1,163
1,500,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	1,517

Principal or Shares	Security Description	Value (000)
200,000	SMBC Aviation Capital Finance DAC 144A,
	4.13%, 7/15/23 (b)	$214
393,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	398
1,350,000	Standard Industries Inc. 144A, 2.25%, 11/21/26
	EUR (b)(c)	1,668
500,000	Standard Industries Inc., 2.25%, 11/21/26
	EUR (c)(d)	618
3,400,000	Stellantis NV, 3.88%, 1/05/26 EUR (c)(d)	4,782
2,150,000	Sumitomo Mitsui Financial Group Inc.,
	0.95%, 1/12/26	2,142
1,520,000	Sumitomo Mitsui Financial Group Inc.,
	2.45%, 9/27/24	1,618
2,100,000	Suncor Energy Inc., 2.80%, 5/15/23	2,206
1,000,000	Sysco Corp., 5.65%, 4/01/25	1,188
300,000	Takeda Pharmaceutical Co. Ltd. 144A,
	1.13%, 11/21/22 EUR (b)(c)	373
1,470,000	Tenet Healthcare Corp., 4.63%, 7/15/24	1,499
1,100,000	Terega SASU, 0.63%, 2/27/28 EUR (c)(d)	1,331
1,900,000	Teva Pharmaceutical Finance Netherlands II BV,
	1.25%, 3/31/23 EUR (c)(d)	2,255
100,000	Teva Pharmaceutical Finance Netherlands II BV,
	3.25%, 4/15/22 EUR (c)	124
670,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	671
1,730,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.80%, 7/21/23	1,718
775,000	Thermo Fisher Scientific Inc., 4.13%, 3/25/25	877
800,000	T-Mobile USA Inc., 2.63%, 2/15/29	805
1,400,000	T-Mobile USA Inc. 144A, 3.50%, 4/15/25 (b)	1,536
1,600,000	UBS Group AG 144A, (1 yr. US Treasury Yield
	Curve Rate T Note Constant Maturity
	+ 0.830%), 1.01%, 7/30/24 (a)(b)	1,615
2,050,000	Ventas Realty LP, 3.50%, 4/15/24	2,227
500,000	VEREIT Operating Partnership LP,
	3.40%, 1/15/28	550
2,000,000	VeriSign Inc., 5.25%, 4/01/25	2,261
1,850,000	Verisure Holding AB 144A, 3.88%, 7/15/26
	EUR (b)(c)	2,308
250,000	Vodafone Group PLC, 3.75%, 1/16/24	273
500,000	Volkswagen Financial Services AG,
	2.50%, 4/06/23 EUR (c)(d)	639
2,700,000	Volkswagen Leasing GmbH, 1.63%, 8/15/25
	EUR (c)(d)	3,483
1,800,000	Walt Disney Co., 1.75%, 1/13/26	1,878
2,100,000	Wells Fargo & Co., (3 mo. LIBOR USD
	+ 0.750%), 2.16%, 2/11/26 (a)	2,193
1,500,000	Welltower Inc., 4.00%, 6/01/25	1,691
1,500,000	Worldline SA, 0.25%, 9/18/24 EUR (c)(d)	1,838
Total Corporate Bond (Cost - $254,360)		263,591
Foreign Government (8%)
4,000,000	Brazilian Government International Bond,
	2.88%, 6/06/25	4,135
12,000,000	Brazilian Government International Bond,
	8.50%, 1/05/24 BRL (c)	2,380
1,900,000	Colombia Government International Bond,
	3.88%, 3/22/26 EUR (c)	2,638

          Payden Absolute Return Bond Fund  continued

Principal or Shares	Security Description	Value (000)
1,000,000	Corp. Financiera de Desarrollo SA 144A,
	2.40%, 9/28/27 (b)	$1,017
680,000	Dominican Republic International Bond 144A,
	4.88%, 9/23/32 (b)	728
460,000	Dominican Republic International Bond,
	5.50%, 1/27/25 (d)	514
1,068,000	Dominican Republic International Bond 144A,
	5.88%, 4/18/24 (b)	1,163
850,000	Dominican Republic International Bond,
	6.60%, 1/28/24 (d)	964
2,570,000	Egypt Government International Bond 144A,
	5.75%, 5/29/24 (b)(h)	2,772
550,000	Egypt Government International Bond,
	5.75%, 5/29/24 (d)	593
400,000	Egypt Government International Bond,
	6.13%, 1/31/22 (d)	415
250,000	Egypt Government International Bond 144A,
	6.13%, 1/31/22 (b)	260
1,400,000	Egypt Government International Bond,
	6.20%, 3/01/24 (d)	1,522
630,000	Egypt Government International Bond 144A,
	6.20%, 3/01/24 (b)	685
2,400,000	Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (d)	2,535
2,600,000	Georgia Government International Bond 144A,
	6.88%, 4/12/21 (b)	2,628
800,000	Georgia Government International Bond,
	6.88%, 4/12/21 (d)	809
1,985,000	Guatemala Government Bond,
	4.50%, 5/03/26 (d)	2,174
1,991,000	Guatemala Government Bond 144A,
	5.75%, 6/06/22 (b)	2,103
1,910,000	Guatemala Government Bond,
	5.75%, 6/06/22 (d)	2,017
1,500,000	Indonesia Government International Bond,
	0.90%, 2/14/27 EUR (c)	1,850
1,550,000	Kazakhstan Government International Bond
	144A, 1.55%, 11/09/23 EUR (b)(c)	1,948
2,600,000	Kenya Government International Bond,
	6.88%, 6/24/24 (d)	2,879
1,900,000	Mexico Government International Bond,
	1.63%, 4/08/26 EUR (c)	2,431
1,000,000	Mongolia Government International Bond 144A,
	5.13%, 4/07/26 (b)	1,072
2,935,000	Mongolia Government International Bond 144A,
	5.63%, 5/01/23 (b)	3,093
400,000	Morocco Government International Bond 144A,
	1.38%, 3/30/26 EUR (b)(c)	493
2,250,000	Morocco Government International Bond,
	4.25%, 12/11/22 (d)	2,374
1,200,000	Morocco Government International Bond 144A,
	4.25%, 12/11/22 (b)	1,266
2,200,000	Nigeria Government International Bond,
	6.38%, 7/12/23 (d)	2,394
1,500,000	Perusahaan Penerbit SBSN Indonesia III 144A,
	3.40%, 3/29/21 (b)	1,507

Principal or Shares	Security Description	Value (000)
3,400,000	Republic of South Africa Government
	International Bond, 4.67%, 1/17/24	$3,658
1,926,000	Senegal Government International Bond 144A,
	6.25%, 7/30/24 (b)	2,133
1,400,000	Senegal Government International Bond,
	6.25%, 7/30/24 (d)	1,550
990,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	1,008
250,000	Senegal Government International Bond,
	8.75%, 5/13/21 (d)	254
480,000	Serbia International Bond, 7.25%, 9/28/21 (d)	501
2,500,000	Ukraine Government International Bond,
	7.75%, 9/01/23 (d)	2,726
1,700,000	Ukraine Government International Bond,
	7.75%, 9/01/25 (d)	1,903
Total Foreign Government (Cost - $66,174)		67,092
Mortgage Backed (27%)
1,900,000	ACRE Commercial Mortgage 2021-FL4 Ltd.
	144A, (1 mo. LIBOR USD + 0.830%),
	0.98%, 12/18/37 (a)(b)	1,905
600,000	ACRE Commercial Mortgage 2021-FL4 Ltd.
	144A, (1 mo. LIBOR USD + 1.750%),
	1.90%, 12/18/37 (a)(b)	602
1,000,000	ACRE Commercial Mortgage 2021-FL4 Ltd.
	144A, (1 mo. LIBOR USD + 2.600%),
	2.75%, 12/18/37 (a)(b)	1,003
458,114	Alternative Loan Trust 2005-56, (1 mo. LIBOR
	USD + 1.460%), 1.59%, 11/25/35 (a)	465
1,373,783	Alternative Loan Trust 2006-25CB,
	6.00%, 10/25/36	1,092
231,691	Alternative Loan Trust 2006-2CB,
	6.00%, 3/25/36	162
180,812	Alternative Loan Trust 2006-45T1,
	6.00%, 2/25/37	128
327,358	Alternative Loan Trust 2006-HY11, (1 mo.
	LIBOR USD + 0.240%), 0.37%, 6/25/36 (a)	325
640,037	Alternative Loan Trust 2007-12T1,
	6.00%, 6/25/37	461
717,151	Alternative Loan Trust 2007-15CB,
	5.75%, 7/25/37	610
445,458	Alternative Loan Trust 2007-6, 5.75%, 4/25/47	354
136,640	American Home Mortgage Investment Trust
	2006-3, (6 mo. LIBOR USD + 1.750%),
	2.01%, 12/25/36 (a)	125
449,283	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 1.200%), 1.33%, 11/14/35 (a)(b)	450
249,602	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 1.400%), 1.53%, 11/14/35 (a)(b)	249
1,900,000	BAMLL Commercial Mortgage Securities Trust
	2015-200P 144A, 3.60%, 4/14/33 (b)(e)	2,035
96,126	Banc of America Funding 2005-H Trust,
	2.78%, 11/20/35 (e)	87
2,307,000	BBCMS 2018-TALL Mortgage Trust 144A, (1
	mo. LIBOR USD + 0.722%),
	0.85%, 3/15/37 (a)(b)	2,307

7   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,808,000	BBCMS 2018-TALL Mortgage Trust 144A, (1
	mo. LIBOR USD + 0.971%),
	1.10%, 3/15/37 (a)(b)	$1,807
129,413	Bear Stearns ALT-A Trust 2006-6,
	3.21%, 11/25/36 (e)	100
81,066	Bear Stearns ARM Trust 2007-3,
	3.80%, 5/25/47 (e)	80
2,200,000	BX Commercial Mortgage Trust 2018-BIOA
	144A, (1 mo. LIBOR USD + 1.951%),
	2.08%, 3/15/37 (a)(b)	2,209
420,000	BX Commercial Mortgage Trust 2018-IND
	144A, (1 mo. LIBOR USD + 1.300%),
	1.43%, 11/15/35 (a)(b)	421
350,000	BX Commercial Mortgage Trust 2018-IND
	144A, (1 mo. LIBOR USD + 1.800%),
	1.93%, 11/15/35 (a)(b)	351
1,995,000	BX Commercial Mortgage Trust 2018-IND
	144A, (1 mo. LIBOR USD + 2.050%),
	2.18%, 11/15/35 (a)(b)	2,004
1,139,157	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 1.800%),
	1.93%, 10/15/36 (a)(b)	1,146
2,658,034	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 2.000%),
	2.13%, 10/15/36 (a)(b)	2,669
3,322,542	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 2.300%),
	2.43%, 10/15/36 (a)(b)	3,337
899,177	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 1.600%),
	1.73%, 12/15/36 (a)(b)	902
1,198,903	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 2.000%),
	2.13%, 12/15/36 (a)(b)	1,203
1,700,000	BX Commercial Mortgage Trust 2020-VKNG
	144A, (1 mo. LIBOR USD + 0.930%),
	1.06%, 10/15/37 (a)(b)	1,709
1,700,000	BX Commercial Mortgage Trust 2020-VKNG
	144A, (1 mo. LIBOR USD + 2.100%),
	2.23%, 10/15/37 (a)(b)	1,718
1,800,000	BX Commercial Mortgage Trust 2020-VKNG
	144A, (1 mo. LIBOR USD + 2.750%),
	2.88%, 10/15/37 (a)(b)	1,823
711,433	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 0.870%), 1.00%, 6/15/35 (a)(b)	712
550,000	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.950%), 2.08%, 6/15/35 (a)(b)	550
2,450,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.950%), 2.08%, 2/16/37 (a)(b)	2,453
15,555,815	Cantor Commercial Real Estate Lending
	2019-CF1, 1.14%, 5/15/52 (e)	1,146
1,096,252	CGDBB Commercial Mortgage Trust
	2017-BIOC 144A, (1 mo. LIBOR USD
	+ 2.150%), 2.28%, 7/15/32 (a)(b)	1,098

Principal or Shares	Security Description	Value (000)
2,216,436	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 1.120%),
	1.25%, 6/15/34 (a)(b)	$2,204
2,588,829	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 1.500%),
	1.63%, 6/15/34 (a)(b)	2,532
1,593,125	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.350%),
	2.48%, 6/15/34 (a)(b)	1,412
1,045,489	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.608%),
	2.73%, 6/15/34 (a)(b)	863
119,875	CHL Mortgage Pass-Through Trust 2004-29,
	2.61%, 2/25/35 (e)	105
89,142	CHL Mortgage Pass-Through Trust 2006-HYB1,
	2.64%, 3/20/36 (e)	89
144,487	CHL Mortgage Pass-Through Trust 2007-HYB2,
	2.97%, 2/25/47 (e)	137
1,800,000	CHT 2017-COSMO Mortgage Trust 144A, (1
	mo. LIBOR USD + 1.400%),
	1.53%, 11/15/36 (a)(b)	1,806
1,600,000	CHT 2017-COSMO Mortgage Trust 144A, (1
	mo. LIBOR USD + 2.250%),
	2.38%, 11/15/36 (a)(b)	1,606
1,800,000	Cold Storage Trust 2020-ICE5 144A, (1 mo.
	LIBOR USD + 0.900%), 1.03%, 11/15/37 (a)(b)	1,812
2,100,000	Cold Storage Trust 2020-ICE5 144A, (1 mo.
	LIBOR USD + 2.100%), 2.23%, 11/15/37 (a)(b)	2,111
2,000,000	Cold Storage Trust 2020-ICE5 144A, (1 mo.
	LIBOR USD + 2.766%), 2.89%, 11/15/37 (a)(b)	2,014
1,900,000	Cold Storage Trust 2020-ICE5 144A, (1 mo.
	LIBOR USD + 3.492%), 3.62%, 11/15/37 (a)(b)	1,922
1,400,000	COMM 2015-3BP Mortgage Trust 144A,
	3.24%, 2/10/35 (b)(e)	1,442
5,879,282	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	2.28%, 11/25/39 (a)(b)	5,855
2,100,000	Connecticut Avenue Securities Trust 2019-R01
	144A, (1 mo. LIBOR USD + 4.350%),
	4.48%, 7/25/31 (a)(b)	2,193
1,300,000	Connecticut Avenue Securities Trust 2019-R02
	144A, (1 mo. LIBOR USD + 4.150%),
	4.28%, 8/25/31 (a)(b)	1,345
695,670	Connecticut Avenue Securities Trust 2019-R03
	144A, (1 mo. LIBOR USD + 2.150%),
	2.28%, 9/25/31 (a)(b)	700
2,650,000	Connecticut Avenue Securities Trust 2019-R03
	144A, (1 mo. LIBOR USD + 4.100%),
	4.23%, 9/25/31 (a)(b)	2,739
4,790,170	Connecticut Avenue Securities Trust 2019-R06
	144A, (1 mo. LIBOR USD + 2.100%),
	2.23%, 9/25/39 (a)(b)	4,820

          Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
2,500,000	Connecticut Avenue Securities Trust 2019-R07
	144A, (1 mo. LIBOR USD + 3.400%),
	3.53%, 10/25/39 (a)(b)	$2,495
1,800,000	Connecticut Avenue Securities Trust 2020-R01
	144A, (1 mo. LIBOR USD + 2.050%),
	2.18%, 1/25/40 (a)(b)	1,810
3,550,000	Connecticut Avenue Securities Trust 2020-R01
	144A, (1 mo. LIBOR USD + 3.250%),
	3.38%, 1/25/40 (a)(b)	3,510
750,000	Connecticut Avenue Securities Trust 2020-R02
	144A, (1 mo. LIBOR USD + 2.000%),
	2.13%, 1/25/40 (a)(b)	754
1,900,000	Connecticut Avenue Securities Trust 2020-R02
	144A, (1 mo. LIBOR USD + 3.000%),
	3.13%, 1/25/40 (a)(b)	1,847
2,350,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 0.980%), 1.11%, 5/15/36 (a)(b)	2,357
2,800,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 2.150%), 2.28%, 5/15/36 (a)(b)	2,814
2,250,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 2.650%), 2.78%, 5/15/36 (a)(b)	2,256
1,100,000	CSMC Trust 2017-MOON 144A,
	3.20%, 7/10/34 (b)(e)	1,063
290,490	Deutsche Alt-B Securities Mortgage Loan Trust
	Series 2006-AB1, 5.60%, 2/25/36 (e)	290
152,844	Deutsche Alt-B Securities Mortgage Loan Trust
	Series 2006-AB4, 6.00%, 10/25/36 (e)	148
76,511	Deutsche Alt-B Securities Mortgage Loan Trust
	Series 2006-AB4, 6.50%, 10/25/36	74
1,100,000	Exantas Capital Corp. 2019-RSO7 Ltd. 144A, (1
	mo. LIBOR USD + 1.500%),
	1.63%, 4/15/36 (a)(b)	1,100
2,485,810	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.000%), 2.13%, 3/25/31 (a)	2,498
1,721,015	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.100%), 2.23%, 3/25/31 (a)	1,730
2,875,785	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.150%),
	2.28%, 10/25/30 (a)	2,890
2,181,174	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.200%), 2.33%, 8/25/30 (a)	2,198
1,679,185	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.250%), 2.38%, 7/25/30 (a)	1,695
1,334,958	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.350%), 2.48%, 1/25/31 (a)	1,348
1,315,957	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.550%),
	2.68%, 12/25/30 (a)	1,332
2,085,364	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 3.000%),
	3.13%, 10/25/29 (a)	2,135
1,400,000	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 4.100%), 4.23%, 3/25/31 (a)	1,433

Principal or Shares	Security Description	Value (000)
229,184	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 4.250%), 4.38%, 1/25/29 (a)	$239
185,712	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 6.000%), 6.13%, 9/25/28 (a)	196
131,270	First Horizon Alternative Mortgage Securities
	Trust 2006-AA5, 2.67%, 9/25/36 (e)	124
120,846	First Horizon Alternative Mortgage Securities
	Trust 2006-FA2, 6.00%, 5/25/36	84
2,907,828	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 1.850%), 1.98%, 9/25/49 (a)(b)	2,914
1,900,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 3.000%), 3.13%, 9/25/49 (a)(b)	1,908
800,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 7.500%), 7.63%, 9/25/49 (a)(b)	833
650,000	Freddie Mac STACR REMIC Trust 2020-DNA1
	144A, (1 mo. LIBOR USD + 5.250%),
	5.38%, 1/25/50 (a)(b)	630
958,879	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 0.750%),
	0.88%, 2/25/50 (a)(b)	961
2,200,000	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 1.850%),
	1.98%, 2/25/50 (a)(b)	2,207
1,700,000	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 2.500%),
	2.63%, 2/25/50 (a)(b)	1,699
700,000	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 4.800%),
	4.93%, 2/25/50 (a)(b)	657
302,968	Freddie Mac STACR REMIC Trust 2020-DNA3
	144A, (1 mo. LIBOR USD + 1.500%),
	1.63%, 6/25/50 (a)(b)	303
1,830,973	Freddie Mac STACR REMIC Trust 2020-DNA4
	144A, (1 mo. LIBOR USD + 1.500%),
	1.63%, 8/25/50 (a)(b)	1,836
1,667,601	Freddie Mac STACR REMIC Trust 2020-DNA5
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 1.300%),
	1.38%, 10/25/50 (a)(b)	1,674
2,000,000	Freddie Mac STACR REMIC Trust 2020-DNA5
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 2.800%),
	2.88%, 10/25/50 (a)(b)	2,035
1,100,000	Freddie Mac STACR REMIC Trust 2020-DNA5
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 4.800%),
	4.88%, 10/25/50 (a)(b)	1,159
3,650,000	Freddie Mac STACR REMIC Trust 2020-HQA1
	144A, (1 mo. LIBOR USD + 1.900%),
	2.03%, 1/25/50 (a)(b)	3,669
700,000	Freddie Mac STACR REMIC Trust 2020-HQA1
	144A, (1 mo. LIBOR USD + 5.100%),
	5.23%, 1/25/50 (a)(b)	677
1,210,299	Freddie Mac STACR REMIC Trust 2020-HQA2
	144A, (1 mo. LIBOR USD + 1.100%),
	1.23%, 3/25/50 (a)(b)	1,215

9   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,000,000	Freddie Mac STACR REMIC Trust 2020-HQA2
	144A, (1 mo. LIBOR USD + 4.100%),
	4.23%, 3/25/50 (a)(b)	$1,043
1,300,000	Freddie Mac STACR REMIC Trust 2020-HQA2
	144A, (1 mo. LIBOR USD + 7.600%),
	7.73%, 3/25/50 (a)(b)	1,260
1,686,032	Freddie Mac STACR REMIC Trust 2020-HQA3
	144A, (1 mo. LIBOR USD + 1.550%),
	1.68%, 7/25/50 (a)(b)	1,689
1,278,413	Freddie Mac STACR REMIC Trust 2020-HQA4
	144A, (1 mo. LIBOR USD + 1.300%),
	1.43%, 9/25/50 (a)(b)	1,282
1,600,000	Freddie Mac STACR REMIC Trust 2020-HQA4
	144A, (1 mo. LIBOR USD + 3.150%),
	3.28%, 9/25/50 (a)(b)	1,625
374,539	Freddie Mac STACR Trust 2018-HQA2 144A, (1
	mo. LIBOR USD + 0.750%),
	0.88%, 10/25/48 (a)(b)	375
4,150,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1
	mo. LIBOR USD + 2.300%),
	2.43%, 10/25/48 (a)(b)	4,182
2,482,743	Freddie Mac STACR Trust 2019-DNA1 144A, (1
	mo. LIBOR USD + 2.650%),
	2.78%, 1/25/49 (a)(b)	2,515
1,644,201	Freddie Mac STACR Trust 2019-DNA2 144A, (1
	mo. LIBOR USD + 2.450%),
	2.58%, 3/25/49 (a)(b)	1,659
550,000	Freddie Mac STACR Trust 2019-DNA2 144A, (1
	mo. LIBOR USD + 4.350%),
	4.48%, 3/25/49 (a)(b)	573
1,222,373	Freddie Mac STACR Trust 2019-FTR2 144A, (1
	mo. LIBOR USD + 0.950%),
	1.08%, 11/25/48 (a)(b)	1,224
550,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1
	mo. LIBOR USD + 4.800%),
	4.95%, 9/25/47 (a)(b)	543
600,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1
	mo. LIBOR USD + 5.000%),
	5.13%, 11/25/47 (a)(b)	590
3,057,838	Freddie Mac STACR Trust 2019-HQA1 144A, (1
	mo. LIBOR USD + 2.350%),
	2.48%, 2/25/49 (a)(b)	3,083
1,294,988	Freddie Mac STACR Trust 2019-HQA2 144A, (1
	mo. LIBOR USD + 2.050%),
	2.18%, 4/25/49 (a)(b)	1,300
1,550,000	Freddie Mac STACR Trust 2019-HQA2 144A, (1
	mo. LIBOR USD + 4.100%),
	4.23%, 4/25/49 (a)(b)	1,606
226,666	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 0.750%),
	0.88%, 3/25/30 (a)	227
2,683,069	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 1.800%),
	1.93%, 7/25/30 (a)	2,684

Principal or Shares	Security Description	Value (000)
2,931,855	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 2.300%),
	2.43%, 9/25/30 (a)	$2,954
1,208,118	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 2.450%),
	2.58%, 12/25/42 (a)	1,199
115,120	Freddie Mac Structured Agency Credit Risk Debt
	Notes 144A, 4.14%, 8/25/48 (b)(e)	116
1,950,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	4.73%, 12/25/42 (a)	1,977
1,248,165	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	11.38%, 10/25/29 (a)	1,384
215,527	GreenPoint MTA Trust 2005-AR1, (1 mo.
	LIBOR USD + 0.440%), 0.57%, 6/25/45 (a)	197
1,557,000	GS Mortgage Securities Corp. Trust 2017-500K
	144A, (1 mo. LIBOR USD + 1.500%),
	1.63%, 7/15/32 (a)(b)	1,558
750,000	GS Mortgage Securities Corp. Trust 2017-500K
	144A, (1 mo. LIBOR USD + 1.800%),
	1.93%, 7/15/32 (a)(b)	751
1,150,000	GS Mortgage Securities Corp. Trust 2017-500K
	144A, (1 mo. LIBOR USD + 2.500%),
	2.63%, 7/15/32 (a)(b)	1,139
138,815	GSMPS Mortgage Loan Trust 2005-RP2 144A,
	(1 mo. LIBOR USD + 0.350%),
	0.48%, 3/25/35 (a)(b)	128
200,447	GSMPS Mortgage Loan Trust 2005-RP3 144A,
	(1 mo. LIBOR USD + 0.350%),
	0.48%, 9/25/35 (a)(b)	168
51,029	HomeBanc Mortgage Trust 2004-1, (1 mo.
	LIBOR USD + 0.860%), 0.99%, 8/25/29 (a)	50
291,215	IndyMac INDX Mortgage Loan Trust
	2006-AR29, (1 mo. LIBOR USD + 0.250%),
	0.38%, 11/25/36 (a)	286
1,392,509	IndyMac INDX Mortgage Loan Trust
	2006-AR35, (1 mo. LIBOR USD + 0.180%),
	0.31%, 1/25/37 (a)	1,387
2,200,000	InTown Hotel Portfolio Trust 2018-STAY 144A,
	(1 mo. LIBOR USD + 0.700%),
	0.83%, 1/15/33 (a)(b)	2,203
300,000	InTown Hotel Portfolio Trust 2018-STAY 144A,
	(1 mo. LIBOR USD + 3.100%),
	3.23%, 1/15/33 (a)(b)	296
6,714,322	JP Morgan Alternative Loan Trust 2005-S1,
	6.00%, 12/25/35	3,954
1,176,564	JP Morgan Chase Commercial Mortgage
	Securities Trust 2018-LAQ 144A, (1 mo. LIBOR
	USD + 1.000%), 1.13%, 6/15/32 (a)(b)	1,178
85,985	JP Morgan Mortgage Trust 2006-A3,
	3.40%, 5/25/36 (e)	78
74,790	JP Morgan Mortgage Trust 2006-A3,
	3.40%, 5/25/36 (e)	69

          Payden Absolute Return Bond Fund  continued

Principal or Shares	Security Description	Value (000)
17,928	JP Morgan Mortgage Trust 2014-IVR3 144A,
	2.99%, 9/25/44 (b)(e)	$18
532,440	JP Morgan Mortgage Trust 2017-5 144A,
	3.12%, 10/26/48 (b)(e)	549
1,000,000	KKR Industrial Portfolio Trust 2021-KDIP
	144A, (1 mo. LIBOR USD + 1.250%),
	1.40%, 12/15/37 (a)(b)	1,004
1,750,000	KKR Industrial Portfolio Trust 2021-KDIP
	144A, (1 mo. LIBOR USD + 1.550%),
	1.70%, 12/15/37 (a)(b)	1,758
2,100,000	KKR Industrial Portfolio Trust 2021-KDIP
	144A, (1 mo. LIBOR USD + 2.050%),
	2.20%, 12/15/37 (a)(b)	2,111
5,585,899	LCCM 2017-LC26 144A, 1.43%, 7/12/50 (b)(e)	357
2,500,000	MBRT 2019-MBR 144A, (1 mo. LIBOR USD
	+ 0.850%), 0.98%, 11/15/36 (a)(b)	2,505
201,164	Merrill Lynch Mortgage Backed Securities Trust
	Series 2007-2, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 2.400%),
	2.52%, 8/25/36 (a)	191
3,600,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.050%), 2.18%, 7/15/35 (a)(b)	3,651
2,000,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.850%), 2.98%, 7/15/35 (a)(b)	2,042
2,366,770	Morgan Stanley Capital I Trust 2018-H3,
	0.83%, 7/15/51 (e)	112
1,444,406	Motel 6 Trust 2017-MTL6 144A, (1 mo. LIBOR
	USD + 3.250%), 3.38%, 8/15/34 (a)(b)	1,450
1,444,406	Motel 6 Trust 2017-MTL6 144A, (1 mo. LIBOR
	USD + 4.250%), 4.38%, 8/15/34 (a)(b)	1,447
811,348	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 1.700%),
	1.83%, 10/15/49 (a)(b)	810
2,300,000	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 3.250%),
	3.38%, 10/15/49 (a)(b)	2,352
4,088,896	NACC Reperforming Loan REMIC Trust
	2004-R1 144A, 6.50%, 3/25/34 (b)	4,090
939,436	NACC Reperforming Loan REMIC Trust
	2004-R1 144A, 7.50%, 3/25/34 (b)	968
249,757	New Residential Mortgage Loan Trust 2017-5
	144A, (1 mo. LIBOR USD + 1.500%),
	1.63%, 6/25/57 (a)(b)	253
1,000,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.420%), 1.55%, 4/14/36 (a)(b)	1,002
399,337	RALI Series 2005-QA4 Trust, 3.59%, 4/25/35 (e)	348
147,432	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	145
2,652,256	RALI Series 2007-QS10 Trust, 6.50%, 9/25/37	2,593
458,622	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	444
2,094,066	Residential Asset Securitization Trust
	2006-A4IP, 6.61%, 5/25/36 (e)	1,186
416,762	Ripon Mortgages PLC 144A, (3 mo. LIBOR
	GBP + 0.800%), 0.85%, 8/20/56 GBP (a)(b)(c)	572
1,490,496	Sequoia Mortgage Trust 2007-1,
	2.85%, 2/20/47 (e)	1,347

Principal or Shares	Security Description	Value (000)
2,362	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
	USD + 0.750%), 0.88%, 9/25/48 (a)(b)	$2
350,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
	USD + 2.100%), 2.23%, 9/25/48 (a)(b)	352
3,538,529	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 1.650%), 1.78%, 4/25/43 (a)(b)	3,525
3,350,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 3.750%), 3.88%, 4/25/43 (a)(b)	3,431
921,772	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 11.750%), 11.88%, 5/25/43 (a)(b)	1,029
1,837,926	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 1.250%), 1.38%, 2/25/47 (a)(b)	1,843
3,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 2.400%), 2.53%, 2/25/47 (a)(b)	3,345
1,900,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 10.63%, 2/25/47 (a)(b)	2,090
750,534	Structured Asset Mortgage Investments II Trust
	2006-AR7, (1 mo. LIBOR USD + 0.210%),
	0.34%, 8/25/36 (a)	738
2,672,542	Structured Asset Securities Corp. Mortgage Loan
	Trust Series 2006-RF4 144A,
	6.00%, 10/25/36 (b)	2,006
127,478	VMC Finance 2018-FL2 LLC 144A, (1 mo.
	LIBOR USD + 0.920%), 1.05%, 10/15/35 (a)(b)	128
448,873	WaMu Mortgage Pass-Through Certificates
	Series 2005-AR11 Trust, (1 mo. LIBOR USD
	+ 0.915%), 1.05%, 8/25/45 (a)	379
307,269	WaMu Mortgage Pass-Through Certificates
	Series 2005-AR15 Trust, (1 mo. LIBOR USD
	+ 0.560%), 0.69%, 11/25/45 (a)	304
79,714	WaMu Mortgage Pass-Through Certificates
	Series 2005-AR17 Trust, (1 mo. LIBOR USD
	+ 0.580%), 0.71%, 12/25/45 (a)	76
95,050	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR10 Trust, 3.01%, 9/25/36 (e)	92
115,176	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR19 Trust, (Cost of Funds for the
	11th District of San Francisco + 1.250%),
	1.72%, 1/25/47 (a)	113
97,586	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR8 Trust, 3.11%, 8/25/46 (e)	95
415,646	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY1 Trust, 3.47%, 2/25/37 (e)	413
54,525	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY6 Trust, 3.20%, 6/25/37 (e)	53
506,650	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY7 Trust, 3.18%, 7/25/37 (e)	496
910,502	Washington Mutual Mortgage Pass-Through
	Certificates WMALT Series 2005-5 Trust, (1 mo.
	LIBOR USD + 1.400%), 1.53%, 7/25/35 (a)	817
183,008	Wells Fargo Alternative Loan 2007-PA2 Trust,
	6.00%, 6/25/37	185

11   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,200,000	Wells Fargo Commercial Mortgage Trust
	2017-SMP 144A, (1 mo. LIBOR USD
	+ 0.875%), 1.00%, 12/15/34 (a)(b)	$1,197
450,000	Wells Fargo Commercial Mortgage Trust
	2017-SMP 144A, (1 mo. LIBOR USD
	+ 1.775%), 1.90%, 12/15/34 (a)(b)	443
6,823,935	Wells Fargo Commercial Mortgage Trust
	2018-C46, 0.94%, 8/15/51 (e)	328
Total Mortgage Backed (Cost - $245,382)		245,619
U.S. Government Agency (2%)
20,000,000	FHLB Discount Note, 0.00%, 2/01/21 (f)
	(Cost - $20,000)	20,000
U.S. Treasury (5%)
22,000,000	U.S. Treasury Bill, 0.09%, 7/01/21 (f)	21,994
1,250,000	U.S. Treasury Bill, 0.10%, 2/11/21 (f)	1,250
22,000,000	U.S. Treasury Bill, 0.11%, 4/22/21 (f)	21,997
Total U.S. Treasury (Cost - $45,236)		45,241
Investment Company (1%)
7,493,580	Payden Cash Reserves Money Market Fund *
	(Cost - $7,494)	7,494
Purchase Options (0%)
Total Purchased Options (Cost - $95)		84

Principal or Shares	Security Description	Value (000)
Total Investments (Cost - $ 890,763) (100%)		$905,306
Liabilities in excess of Other Assets (0%)		(250)
Net Assets (100%)		$905,056

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Yield to maturity at time of purchase.
(g)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021. The stated maturity is subject to prepayments.
(h)

All or a portion of these securities are on loan. At January 31, 2021, the total market value of the Fund’s securities on loan is $1,290 and the total market value of the collateral held by the Fund is $1,328. Amount in 000s.

Purchased Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase — 0.0%
S & P 500 Index	206	$76,513	$3000.00	02/12/2021	$84	Put

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
IDR 35,854,000	USD 2,513	Barclays Bank PLC	03/24/2021	$29
USD 1,429	BRL 7,366	Barclays Bank PLC	03/24/2021	85

				114

Liabilities:
MXN 37,450	USD 1,860	Barclays Bank PLC	03/24/2021	(44)
PEN 11,543	USD 3,227	Barclays Bank PLC	03/24/2021	(54)
PLN 6,800	USD 1,868	Barclays Bank PLC	03/24/2021	(41)
RUB 89,710	USD 1,209	Barclays Bank PLC	03/24/2021	(31)
USD 70,465	EUR 59,004	Citibank, N.A.	03/22/2021	(1,228)
USD 25,061	EUR 20,907	Citibank, N.A.	03/22/2021	(341)
USD 1,152	GBP 894	HSBC Bank USA, N.A.	03/22/2021	(73)

				(1,812)

Net Unrealized Appreciation (Depreciation)				$(1,698)

          Payden Absolute Return Bond Fund  continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 5-Year Note Future	96	Mar-21	$12,084	$—	$—

Short Contracts:
Euro-Bobl Future	200	Mar-21	(32,827)	(63)	(63)
Euro-Bund Future	21	Mar-21	(4,517)	(11)	(11)
Euro-Schatz Future	109	Mar-21	(14,857)	(9)	(9)
U.S. 10-Year Ultra Future	105	Mar-21	(16,152)	49	49
U.S. Treasury 10-Year Note Future	161	Mar-21	(22,062)	(55)	(55)
U.S. Treasury 2-Year Note Future	277	Mar-21	(61,211)	(66)	(66)

					(155)

Total Futures					$(155)

13   Payden Mutual Funds